Goodwill And Other Intangible Assets (Narrative) (Details) $ in Millions		12 Months Ended
	Dec. 31, 2016 USD ($) Reporting_Unit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($)
Goodwill [Line Items]
Reporting units for goodwill impairment testing | Reporting_Unit	8
Goodwill	$ 23,826.9	$ 23,826.9	$ 21,014.9	$ 11,575.1	$ 24,015.0
Impairment loss		$ 0.0	0.0	0.0
Finite-lived intangible assets, weighted-average life (in years)		14 years
Total intangible amortization expense		$ 583.0	$ 397.0	$ 269.0
Future amortization expense, year one	649.0	649.0
Future amortization expense, year two	633.0	633.0
Future amortization expense, year three	625.0	625.0
Future amortization expense, year four	620.0	620.0
Future amortization expense, year five	608.0	608.0
Minimum
Goodwill [Line Items]
Goodwill	503.0	503.0
Maximum
Goodwill [Line Items]
Goodwill	$ 11,700.0	$ 11,700.0